SUBSEQUENT EVENTS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	12 Months Ended
	Mar. 13, 2025	Jan. 17, 2025	Jan. 15, 2025	Jan. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 29, 2025	May 30, 2023
Subsequent Events [Line Items]
Warrants issued (in Shares)								161
Issuance of preferred shares, net of issuance cost			$ 5,000			$ 412
Payments of stock issuance costs					$ 52	$ 3
Warrants exercise price (in Dollars per share)								$ 3,343.8
Proceeds from exercise of warrants and pre-funded warrants		$ 864
EarlyBird Capital, Inc. [Member] | Underwriters Promissory Note [Member]
Subsequent Events [Line Items]
Issuance of preferred shares, net of issuance cost					$ 1,250
Inducement Offer Letter Agreement [Member] | EarlyBird Capital, Inc. [Member] | Underwriters Promissory Note [Member]
Subsequent Events [Line Items]
Amount of outstanding debt	$ 880
Cash payment made for partial debt settlement	400
Legal expenses paid to EarlyBird as part of the agreement	$ 15
Value of shares issued based on net proceeds from sale	18,519
Debt covenant description	On March 13, 2025, the Company entered into a letter agreement (the “Note Conversion Inducement Agreement”) with EarlyBird pursuant to which the Company and EarlyBird agreed to the partial conversion and retirement of all remaining amounts due under the Underwriters Promissory Note. Under the agreement, EarlyBird agreed that the $880 principal and interest amount then outstanding under the note as of the date of the Note Conversion Inducement Agreement (the “Outstanding Amount”) would be retired in consideration of: (i) a cash payment by the Company in an amount of $400 (plus $15 for EarlyBird’s legal expenses) (the “Cash Amount”), (ii) conversion of a certain amount of the principal and interest due under the Underwriters Promissory Note via the issuance by the Company to EarlyBird of 18,519 ordinary shares (the “EBC Shares”), which conversion amount will be equal to the net proceeds received by EarlyBird from the sale of the EBC Shares (the “Conversion Amount”), and (iii) the payment in cash by the Company to EarlyBird of any remaining amount due under the Underwriters Promissory Note after deducting the Cash Amount and the Conversion Amount from the Outstanding Amount (the “Remaining Amount”).
Ordinary Shares [Member]
Subsequent Events [Line Items]
Share issued		143,067
Number of securities that can be called by pre funded warrants		103,847
Class of warrant or right, number of securities called by warrants or rights		246,914
Shares issued, price per share		$ 20.25
Issuance of preferred shares, net of issuance cost		$ 5,000
Payments of stock issuance costs		$ 740
Exercise price of pre funded warrants		$ 0.0015
Number of securities called by pre funded warrants		103,847
Warrants exercisable for ordinary shares [Member]
Subsequent Events [Line Items]
Warrants issued (in Shares)		246,914
Warrants exercise price (in Dollars per share)		$ 20.25
Warrants and rights outstanding, term		5 years
Warrants exercisable for ordinary shares [Member] | Inducement Offer Letter Agreement [Member]
Subsequent Events [Line Items]
Warrants issued (in Shares)							148,102
Class of warrant or right, number of securities called by warrants or rights				148,102
Shares issued, price per share				$ 20.25
Warrants exercise price (in Dollars per share)				$ 22.5
Number of securities that can be called by new ordinary warrants				148,102
Additional exercise price per new ordinary warrants				$ 1.88
Number of securities that can be called by placement agent warrants				10,368
Pre Funded Warrants [Member]
Subsequent Events [Line Items]
Pre funded warrants issued		103,847
Pre funded warrant and ordinary warrant price per share		$ 20.25
Number of pre funded warrants exercised		103,847
Placement Agent Warrants [Member]
Subsequent Events [Line Items]
Warrants and rights outstanding, term				24 months
Number of securities called by placement agent warrants		17,284
Exercise price of placement agent warrants		$ 25.31		$ 27.66
Placement agent warrants, term		5 years
Proceeds from exercise of warrants and pre-funded warrants				$ 3,276
Placement agent fees and other offering expenses				$ 463
Placement agent cash fee in percentage				8.00%
Placement agent warrants issued as percentage of ordinary shares				7.00%
Investor Warrants [Member]
Subsequent Events [Line Items]
Number Of Investor Warrants Exercised		42,683
Number of securities called by investor warrants		42,683